REDEEMABLE NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2025
Noncontrolling Interest [Abstract]
REDEEMABLE NON-CONTROLLING INTERESTS

15. REDEEMABLE NON-CONTROLLING INTERESTS

Hefei

In addition to the lease agreement Uxin Hefei entered into with HCI as described in Note 11, Uxin Hefei also entered into an equity investment agreement with HCI. Pursuant to this agreement, HCI will invest by multiple instalments in Uxin Hefei, and each instalment will be made after the lease payment made by Uxin Hefei over a 10-year period. While HCI committed to invest, details of each investment will be subject to future negotiation.

In October 2023, April 2025 and March 2026, Uxin Hefei and HCI mutually agreed that HCI will convert its first-year, second-year and third-year rental of RMB147.1 million, RMB127.7 million and RMB127.7 million into an investment for the subscription of 12.02%, 8.40% and 6.92% equity interests in Uxin Hefei.

The 12.02%, 8.40% and 6.92% equity interests in Uxin Hefei held by HCI are redeemable at the holders’ option when Uxin Hefei meets the performance condition or fails to meet certain conditions as stipulated in the equity investment agreement, which are not solely within the control of Uxin Hefei. As HCI’s redemption rights and Uxin Hefei’s repurchase rights in the equity investment agreement do not meet the criteria as a derivative, no bifurcation of the redemption and repurchase rights is required. Accordingly, such 12.02%, 8.40% and 6.92% equity interests in Uxin Hefei are recorded and accounted for as a whole as redeemable non-controlling interests outside of permanent equity in the Group’s Consolidated Balance Sheets in accordance with ASC 480-10-S99-3A.

Subsequently, the redeemable non-controlling interests should be carried at the higher of (1) the carrying amount after the attribution of net income or loss of Uxin Hefei (2) the expected redemption value. The Group accretes for the difference between the initial carrying value and the ultimate redemption price to the earliest possible redemption date using the effective interest method. The accretion, which increases the carrying value of the redeemable non-controlling interests, is recorded against accumulated deficit.

Wuhan

In October, 2024, the Company, through Uxin Anhui, entered into an agreement with Wuhan Junshan Urban Asset Operation Co.,Ltd. (“Wuhan Junshan”), a company indirectly controlled by Wuhan City Economic & Technological Development Zone, to establish a subsidiary Uxin Wuhan. Pursuant to this agreement, Uxin Anhui will contribute RMB66.7 million and Wuhan Junshan will contribute RMB33.3 million, representing approximately 66.7% and 33.3% of Uxin Wuhan’s total registered capital, respectively. As of December 31, 2025, the Company and Wuhan Junshan each made contributions of RMB26.0 million to Uxin Wuhan, respectively.

The 33.3% equity interests in Uxin Wuhan held by Wuhan Junshan are redeemable at the holders’ option when Uxin Wuhan fails to meet any of the performance targets or as stipulated in the equity investment agreement, which are not solely within the control of Uxin Anhui. As Wuhan Junsahn’s redemption rights and Uxin Anhui’s repurchase rights in the equity investment agreement do not meet the criteria as a derivative, no bifurcation of the redemption and repurchase rights is required. Accordingly, such 33.3% equity interests in Uxin Wuhan are recorded and accounted for as a whole as redeemable non-controlling interests outside of permanent equity in the Group’s Consolidated Balance Sheets in accordance with ASC 480-10-S99-3A.

Subsequently, the redeemable non-controlling interests should be carried at the higher of (1) the carrying amount after the attribution of net income or loss of Uxin Wuhan (2) the expected redemption value. The Group accretes for the difference between the initial carrying value and the ultimate redemption price to the earliest possible redemption date using the effective interest method. The accretion, which increases the carrying value of the redeemable non-controlling interests, is recorded against accumulated deficit.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

15. REDEEMABLE NON-CONTROLLING INTERESTS (CONTINUED)

Zhengzhou

On July 8, 2024, the Company, through Uxin Anhui, entered into a strategic partnership with Zhengzhou Airport Automobile Industry Co., Ltd. (“Zhengzhou Airport Industry”) to establish Youxin (Zhengzhou) Automobile Intelligent Remanufacturing Co., Ltd. (“Uxin Zhengzhou”). Pursuant to the equity investment agreement, Uxin Anhui will contribute RMB120.0 million and Zhengzhou Airport Industry will contribute RMB50.0 million, representing approximately 70.59% and 29.41% of Uxin Zhengzhou’s total registered capital, respectively. As of December 31, 2025, the Company and Zhengzhou Airport Industry made contributions of RMB30.0 million and RMB12.5 million to Uxin Zhengzhou, respectively.

The 29.41% equity interests in Uxin Zhengzhou held by Zhengzhou Airport Industry are redeemable at the holders’ option when Uxin Zhengzhou fails to meet any of the performance targets or as stipulated in the equity investment agreement, which are not solely within the control of Uxin Anhui. As Zhengzhou Airport Industry’s redemption rights and Uxin Anhui’s repurchase rights in the equity investment agreement do not meet the criteria as a derivative, no bifurcation of the redemption and repurchase rights is required. Accordingly, such 29.41% equity interests in Uxin Zhengzhou are recorded and accounted for as a whole as redeemable non-controlling interests outside of permanent equity in the Group’s Consolidated Balance Sheets in accordance with ASC 480-10-S99-3A.

Subsequently, the redeemable non-controlling interests should be carried at the higher of (1) the carrying amount after the attribution of net income or loss (2) the expected redemption value of Uxin Zhengzhou, respectively. The Group accretes for the difference between the initial carrying value and the ultimate redemption price to the earliest possible redemption date using the effective interest method. The accretion, which increases the carrying value of the redeemable non-controlling interests, is recorded against accumulated deficit.

The change in the carrying amount of redeemable non-controlling interests for the fiscal year ended March 31, 2024, nine months ended December 31, 2024 and the year ended December 31, 2025 was as follows:

Redeemable non-controlling interests

Beginning balance at April 1, 2023	-
Issuance of redeemable non-controlling interests	147,090
Accretion to redemption value of redeemable non-controlling interests	2,901
Ending balance at March 31, 2024	149,991
Accretion to redemption value of redeemable non-controlling interests	4,986
Ending balance at December 31, 2024	154,977
Issuance of redeemable non-controlling interests	211,047
Accretion to redemption value of redeemable non-controlling interests	14,833
Minus: Subscription receivable from non-controlling interests	(44,800)
Ending balance at December 31, 2025	336,057

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)